Note 8 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2026		Dec. 31, 2025	Jun. 30, 2025	[1]	Dec. 31, 2024
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash	€ 6,917		€ 8,050
Cash and bank balances at central banks	47,001		42,856
Other financial assets	10,098		7,931
Cash and cash equivalents	64,270	[1]	58,837	€ 40,017		€ 51,145
Cash, cash balances at central banks and other demand deposits	€ 64,016		€ 58,837

[1]	(1) Includes cash and cash equivalents of Garanti Bank's Romanian subsidiaries classified as Non-current assets and disposal groups classified as held for sale (see Note 3).